Consolidated condensed statements of comprehensive income - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Consolidated statements of comprehensive income [Abstract]
Profit/(loss) for the period	$ (26,192)	$ 22,747
Items that may be subject to transfer to income statement
Change in fair value of cash flow hedges	(65,683)	(89,199)
Currency translation differences	(31,702)	(13,121)
Tax effect	16,182	21,939
Net income/(expenses) recognized directly in equity	(81,203)	(80,381)
Cash flow hedges	30,043	29,320
Tax effect	(7,511)	(7,330)
Transfers to income statement	22,532	21,990
Other comprehensive income/(loss)	(58,671)	(58,391)
Total comprehensive income/(loss) for the period	(84,863)	(35,644)
Total comprehensive (income)/loss attributable to non-controlling interest	7,300	(673)
Total comprehensive income/(loss) attributable to the Company	$ (77,563)	$ (36,317)